2. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Total Deferred Tax Asset
Total Deferred Tax Asset	$29,240
Valuation Allowance	(29,240)
Net Deferred Tax Asset	—

Reconciliation of Income Taxes
2013
Income tax computed at the Federal statutory rate	34%
State income tax, net of Federal tax benefit	0%
Total	34%
Valuation allowance	-34%
Total deferred tax asset	0%